Defined Benefit Plans	9 Months Ended
Sep. 30, 2011
Defined Benefit Plans

(18) Defined Benefit Plans

Employees around the world participate in various local pension and other defined benefit plans. These plans provide benefits that are generally based on years of credited service and a percentage of the employee’s eligible compensation, either earned throughout that service or during the final years of employment. Some smaller plans also provide long-service payments.

Global Defined Benefit Pension Plans

The following table provides a summary of the changes in the Company’s plans’ benefit obligations, assets and funded status during fiscal years 2010 and 2009, and the amounts recognized in the consolidated balance sheets, in respect of those countries where the pension liabilities exceeded a certain threshold (approximately $5,000).

	Fiscal Year Ended
	December 31, 2010			December 31, 2009
	North America Plans	Japan Plans	Rest of World Plans	North America Plans	Japan Plans	Rest of World Plans
Change in benefit obligations:
Benefit obligation at beginning of period	$198,243	$72,686	$491,052	$198,939	$78,445	$446,443
Service cost	2,026	263	10,172	1,589	1,288	11,266
Interest cost	10,515	1,438	21,758	11,797	1,278	21,712
Plan participant contributions	422	—	3,154	356	—	3,674
Actuarial (gain) loss	7,752	1,150	(1,193)	8,555	1,165	26,624
Benefits paid	(22,018)	(5,511)	(15,717)	(18,740)	(7,653)	(16,199)
(Gain) loss due to exchange rate movements	2,816	9,698	(7,065)	6,793	(1,710)	20,694
Plan amendments	—	—	—	(11,046)	(45)	(1,668)
Curtailments, settlements andspecial termination benefits	—	(3)	(7,792)	—	(82)	(21,494)

Benefit obligation at end of period	$199,756	$79,721	$494,369	$198,243	$72,686	$491,052

Change in plan assets:
Fair value of plan assets at beginning of period	$175,026	$27,209	$397,708	$157,978	$28,745	$319,232
Actual return on plan assets	23,597	316	35,821	27,354	1,267	36,175
Employer contribution	4,701	5,360	27,726	2,559	5,470	36,590
Plan participant contributions	422	—	3,154	356	—	3,674
Benefits paid	(22,018)	(5,511)	(15,717)	(18,740)	(7,653)	(16,199)
Gain (loss) due to exchange rate movements	2,218	3,718	(4,285)	5,519	(620)	18,236

Fair value of plan assets at end of period	$183,946	$31,092	$444,407	$175,026	$27,209	$397,708

Net amount recognized:

Funded status	$(15,810)	$(48,629)	$(49,962)	$(23,216)	$(45,477)	$(93,344)

Net amount recognized in consolidated balance sheets consists of:
Noncurrent asset	$730	$—	$39,557	$—	$—	$21,832
Current liability	(295)	—	(2,699)	(420)	—	(2,925)
Noncurrent liability	(16,245)	(48,629)	(86,820)	(22,796)	(45,477)	(112,251)

Net amount recognized	$(15,810)	$(48,629)	$(49,962)	$(23,216)	$(45,477)	$(93,344)

Amounts recognized in accumulated other comprehensive income consist of:
Net actuarial (gain) loss	$60,052	$32,054	$46,047	$71,081	$29,331	$44,869
Prior service (credit) cost	(10,164)	(38)	(20,840)	(11,046)	(37)	(10,901)
Transition obligation	—	141	757	—	159	1,261

Total	$49,888	$32,157	$25,964	$60,035	$29,453	$35,229

Weighted average assumptions used to determine the benefit obligations at end of year were as follows:

	Fiscal Year Ended
	December 31, 2010			December 31, 2009
	North America Plans	Japan Plans	Rest of World Plans	North America Plans	Japan Plans	Rest of World Plans
Weighted-average discount rate	5.44%	1.68%	4.67%	5.75%	1.96%	4.72%
Weighted-average rate of in crease in future compensation levels	N/A	Scale	2.60%	4.24%	Scale	2.73%

Weighted-average inflation rate	N/A	0.50%	2.20%	2.50%	0.50%	2.19%

Adoption of ASC Topic 715

The Company adopted measurement date provisions of ASC Topic 715 at the beginning of fiscal year 2008, resulting in an increase in pension liabilities of $4,534, of which, $973 was recorded as part of retained earnings and $3,561 was recorded as part of accumulated other comprehensive income.

Curtailments, Settlements and Special Termination Benefits

During fiscal 2010, the Company recognized a net curtailment and settlement gain of $11,442 related primarily to the announced freezing of its pension plan in The Netherlands. The company recorded this gain in selling, general, and administrative expenses in the consolidated statements of operations.

During fiscal 2010, the Company recognized a settlement of defined benefits to former U.S. employees resulting in a related loss of $5,771. The Company recorded $2,858 of this loss as a component of discontinued operations, and $2,913 in selling, general and administrative expenses in the consolidated statements of operations.

During fiscal 2010, the Company recognized a curtailment and settlement of defined benefits to former Japan employees, resulting in a related loss of $754. The Company recorded this loss in selling, general and administrative expenses in the consolidated statements of operations.

During fiscal 2010, in connection with restructuring activities and changes in defined benefit plans in Austria, France, Ireland, Italy, Switzerland and Turkey, the Company recognized net curtailment and settlement gains of $997. The Company recorded the gain in selling, general and administrative expenses in the consolidated statements of operations.

During fiscal year 2009, the Company recognized a settlement of defined benefits to former U.S. employees resulting in a related loss of $4,236. The Company recorded $1,863 of this loss as a component of discontinued operations, and $2,373 in selling, general and administrative expenses in the consolidated statements of operations.

During fiscal year 2009, in association with restructuring activities, the Company recognized special termination losses of $1,020 related to SERA pension benefits in the United Kingdom. The Company recorded this loss in selling, general and administrative expenses in the consolidated statements of operations.

During fiscal year 2009, the Company recognized a curtailment and settlement of defined benefits to former Japan employees, resulting in a related loss of $1,825. The Company recorded this loss in selling, general and administrative expenses in the consolidated statements of operations.

During fiscal year 2009, in connection with restructuring activities and changes in defined benefit plans in Austria, Germany, Ireland, Italy and Turkey, the Company recognized net curtailment and settlement gains of $4,199. The Company recorded the gain in selling, general and administrative expenses in the consolidated statements of operations.

The projected benefit obligation and fair value of plan assets for pension plans with a projected benefit obligation in excess of plan assets at December 31, 2010 were as follows:

	December 31, 2010			December 31, 2009
	North America Plans	Japan Plans	Rest of World Plans	North America Plans	Japan Plans	Rest of World Plans
Projected benefit obligation	$64,851	$79,721	$360,488	$198,243	$72,686	$376,723
Fair value of plan assets	48,310	31,092	270,969	175,026	27,209	261,547

The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for pension plans with an accumulated benefit obligation in excess of plan assets at December 31, 2010 and December 31, 2009 were as follows:

	December 31, 2010			December 31, 2009
	North America Plans	Japan Plans	Rest of World Plans	North America Plans	Japan Plans	Rest of World Plans
Projected benefit obligation	$64,851	$79,721	$257,997	$198,243	$72,686	$282,854
Accumulated benefit obligation	59,016	79,167	239,055	189,201	72,576	263,126
Fair value of plan assets	48,310	31,092	169,505	175,026	27,209	180,400

The components of net periodic benefit cost for the fiscal years ended December 31, 2010, December 31, 2009 and December 31, 2008, respectively, were as follows:

	Fiscal Year Ended
	December 31, 2010			December 31, 2009			December 28, 2008
	North America Plans	Japan Plans	Rest of World Plans	North America Plans	Japan Plans	Rest of World Plans	North America Plans	Japan Plans	Rest of World Plans
Service cost	$2,027	$263	$10,172	$1,589	$1,288	$11,266	$9,378	$1,240	$14,798
Interest cost	10,515	1,438	21,758	11,797	1,278	21,712	13,743	1,457	24,237
Expected return on plan assets	(12,918)	(984)	(23,606)	(12,271)	(915)	(21,243)	(16,326)	(1,035)	(26,056)
Amortization of net loss	3,081	2,248	2,687	3,447	2,412	2,962	2,795	1,878	(1,034)
Amortization of transition obligation	—	31	169	—	31	202	—	30	213
Amortization of prior service (credit) cost	(882)	(3)	(2,434)	—	5	(962)	(14)	5	(967)
Curtailments, settlements and special termination benefits	5,771	754	(12,439)	4,236	1,825	(3,179)	481	3,010	648

Net periodic pension (credit) cost	$7,594	$3,747	$(3,693)	$8,798	$5,924	$10,758	$10,057	$6,585	$11,839

Weighted average assumptions used to determine net periodic costs were as follows:

	Fiscal Year Ended
	December 31, 2010			December 31, 2009			December 31, 2008
	North America Plans	Japan Plans	Rest of World Plans	North America Plans	Japan Plans	Rest of World Plans	North America Plans	Japan Plans	Rest of World Plans
Weighted-average discount rate	5.75%	1.96%	4.72%	6.18%	1.75%	4.76%	6.01%	2.05%	4.95%
Weighted-average rate of increase in future compensation levels	4.24%	scale	2.73%	4.32%	N/A	2.54%	4.25%	2.05%	2.84%
Weighted-average expected long-term rate of return on plan assets	7.83%	3.36%	6.16%	7.90%	3.19%	6.39%	7.90%	3.62%	6.45%

The amortization of any prior service cost is determined using a straight-line amortization of the cost over the average remaining service period of employees expected to receive benefits under the plan.

The amounts in accumulated other comprehensive income as of December 31, 2010, that are expected to be recognized as components of net periodic benefit cost during the next fiscal year, are as follows:

	North America Plans	Japan Plans	Rest of World Plans
Actuarial loss	$2,708	$2,036	$1,058
Prior service (credit)	(882)	(3)	(1,673)
Transition obligation	—	33	150

Expected pension benefit disbursements for each of the next five years and the five succeeding years are as follows:

	North America Plans	Japan Plans	Rest of World Plans
Year
2011	$17,635	$5,271	$16,683
2012	11,314	4,881	18,446
2013	11,930	5,275	21,662
2014	12,441	4,260	18,184
2015	12,624	5,254	19,765
Next five years thereafter	69,175	24,362	108,498

Defined Benefit Pension Plan Investments

Overall Investment Strategy

The Company’s overall investment strategy is to hold 1-2% of plan assets in cash to maintain liquidity to meet near-term benefit payments and invest the remaining 98% in a wide diversification of asset types, fund strategies and fund managers. The target allocations for invested plan assets are 40% equity securities, 50% fixed income securities, and 10% real estate/other types of investments. Equity securities are diversified across investment manager styles and objectives (i.e. value, growth) including investments in companies with both small to large capitalizations primarily located in the United States, Canada and Europe. Fixed income securities include readily marketable government issues and agency obligations, marketable corporate bonds and mortgage, asset, and government backed securities and guaranteed insurance contracts of companies from diversified industries primarily located in the United States, Canada, Japan and Europe. Other types of investments include investments in hedge funds, joint ventures and swaps that follow several different strategies.

Fair Value Measurements

Effective for fiscal years ending after December 15, 2009, the Company adopted ASC Topic 715-20, Employer's Disclosures about Postretirement Benefit Plan Assets. ASC Topic 715-20 establishes a framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under ASC Topic 715-20 are described as follows:

Level 1—inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the plan has the ability to access.

Level 2—inputs to the valuation methodology include:

•	Quoted prices for similar assets or liabilities in active markets;

•	Quoted prices for identical or similar assets or liabilities in inactive markets;

•	Inputs other than quoted prices that are observable for the asset or liability;

•	Inputs that are derived principally from or corroborated by observable market data by correlation or other means

Level 3—inputs to the valuation methodology are unobservable and significant to the fair value measurement

The asset or liability's fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

Description of the valuation methods used for assets measured at fair value

Corporate bonds, government bonds and municipal bonds are valued using a bid evaluation, an estimated price at which a dealer would pay for a security (typically in an institutional round lot). These evaluations are based on quoted prices, if available, or proprietary models which pricing vendors establish for these purposes.

Guaranteed investment contracts and mortgage, asset or government backed securities are valued using a bid evaluation or a mid evaluation. A bid evaluation is an estimated price at which a dealer would pay for a security (typically in an institutional round lot). A mid evaluation is the average of the estimated price at which a dealer would sell a security and the estimated price at which a dealer would pay for a security (typically in an institutional round lot). Often times these evaluations are based on proprietary models which pricing vendors establish for these purposes.

Equities are valued at the closing price reported on the active market on which the individual securities are traded.

Hedge funds and joint venture interests are valued at the net asset value using information from investment managers.

Swaps are valued using a mid evaluation, or the average of the estimated price at which a dealer would sell a security and the estimated price at which a dealer would pay for a security (typically in an institutional round lot). Often times these evaluations are based on proprietary models which pricing vendors establish for these purposes.

Real estate is valued at the net asset value using information from investment managers.

Real estate investment trusts are valued at the closing price reported on the active market on which the investments are traded.

The preceding methods described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following table sets forth by level, within the fair value hierarchy, the investments of the pension assets at fair value, as of December 31, 2010:

	North America				Japan				Rest of the World
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Fixed Income
Government & Municipal Bonds	$—	$33,130	$—	$33,130	$—	$3,065	$—	$3,065	$—	$53,440	$—	$53,440
US Corporate Bonds	—	22,818	—	22,818	—	93	—	93	—	3,693	—	3,693
Canadian Corporate Bonds	—	17,082	—	17,082	—	—	—	—	—	80	—	80
Eurozone Corporate Bonds	—	2,865	—	2,865	—	—	—	—	—	72,309	—	72,309
UK Corporate Bonds	—	1,912	—	1,912	—	—	—	—	—	24,407	—	24,407
Swiss Corporate Bonds	—	—	—	—	—	—	—	—	—	32,298	—	32,298
Other Corporate Bonds	—	2,731	—	2,731	—	138	—	138	—	17,376	—	17,376
GICs / Mortgage, Asset or Govt
Backed Securities	—	1,483	—	1,483	—	17,929	—	17,929	—	603	—	603

Equities
US Equities	26,837	14,212	—	41,049	2,272	—	—	2,272	53,576	—	—	53,576
Canadian Equities	198	22,301	—	22,499	246	—	—	246	1,723	—	—	1,723
Eurozone Equities	761	—	—	761	708	—	—	708	28,293	—	—	28,293
UK Equities	676	—	—	676	460	—	—	460	15,684	—	—	15,684
Swiss Equities	370	—	—	370	186	—	—	186	18,472	—	—	18,472
Other Equities	16,607	7,817	—	24,424	5,032	—	—	5,032	48,918	—	—	48,918

Other
Hedge Funds/Joint Venture
Interests/Swaps	—	—	516	516	—	—	—	—	1,122	7,408	15,287	23,817

Real Estate
Real Estate Interests	—	—	4,795	4,795	—	—	—	—	—	519	16,804	17,323
Real Estate Investment Trusts	—	—	—	—	—	61	—	61	20,858	3,773	69	24,700

Cash
Cash/Cash Equivalents	6,835	—	—	6,835	902	—	—	902	7,695	—	—	7,695

Total Investments	$52,284	$126,351	$5,311	$183,946	$9,806	$21,286	$—	$31,092	$196,341	$215,906	$32,160	$444,407

The following table sets forth a summary of changes in the fair value of the Level 3 pension assets for the year ending December 31, 2010:

	North America				Japan				Rest of World
	Corporate Bonds	Hedge / Joint Venture	Real Estate / Other	Total	Corporate Bonds	Hedge / Joint Venture	Real Estate /Other	Total	Corporate Bonds	Hedge/ Joint Venture	Real Estate/Other	Total
Balance, beginning of year	$655	$650	$5,853	$7,158	$—	$—	$—	$—	$—	$13,554	$17,177	$30,731
Gains/(Losses) due to exchange rate movements	—	—	—	—	—	—	—	—	—	(561)	(1,090)	(1,651)
Gains/(Losses) on assets sold during the year	—	—	—	—	—	—	—	—	—	—	—	—
Gains/(Losses) on assets still held at end of year	—	(70)	1,488	1,418	—	—	—	—	—	2,040	105	2,145
Purchases, sales, issuance, and settlements	—	(64)	(2,600)	(2,664)	—	—	—	—	—	177	657	834
Transfers in and/or out of Level 3	(655)	—	54	(601)	—	—	—	—	—	77	24	101

Balance, end of year	$—	$516	$4,795	$5,311	$—	$—	$—	$—	$—	$15,287	$16,873	$32,160

The following table sets forth by level, within the fair value hierarchy, the investments of the pension assets at fair value, as of December 31, 2009:

	North America				Japan				Rest of the World
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Fixed Income

Government & Municipal Bonds	$—	$24,229	$—	$24,229	$—	$3,215	$—	$3,215	$—	$99,009	$—	$99,009
US Corporate Bonds	—	23,554	—	23,554	—	—	—	—	—	6,381	—	6,381
Canadian Corporate Bonds	—	14,690	—	14,690	—	—	—	—	—	256	—	256
Eurozone Corporate Bonds	—	2,646	655	3,301	—	—	—	—	—	33,503	—	33,503
UK Corporate Bonds	—	2,624	—	2,624	—	—	—	—	—	8,351	—	8,351
Swiss Corporate Bonds	—	—	—	—	—	—	—	—	—	27,425	—	27,425
Other Corporate Bonds	—	2,443	—	2,443	—	317	—	317	—	3,854	—	3,854
GICs / Mortgage, Asset or Govt
Backed Securities	—	6,549	—	6,549	—	14,117	—	14,117	—	501	—	501

Equities
US Equities	26,771	19,116	—	45,887	2,118	—	—	2,118	52,901	—	—	52,901
Canadian Equities	491	14,616	—	15,107	211	—	—	211	2,532	—	—	2,532
Eurozone Equities	663	—	—	663	772	—	—	772	26,539	—	—	26,539
UK Equities	585	—	—	585	438	—	—	438	20,912	—	—	20,912
Swiss Equities	457	—	—	457	158	—	—	158	17,775	—	—	17,775
Other Equities	17,170	6,594	—	23,764	5,399	—	—	5,399	31,387	—	—	31,387

Other
Hedge Funds/Joint Venture
Interests/Swaps	—	609	650	1,259	—	—	—	—	57	7,459	13,554	21,070
Real Estate				—				—				—
Real Estate Interests	—	—	5,853	5,853	—	—	—	—	—	436	17,177	17,613
Real Estate Investment Trusts	—	—	—	—	—	64	—	64	17,687	3,734	—	21,421

Cash				—				—				—
Cash/Cash Equivalents	4,057	4	—	4,061	400	—	—	400	6,278	—	—	6,278

Total Investments	$50,194	$117,674	$7,158	$175,026	$9,496	$17,713	$—	$27,209	$176,068	$190,909	$30,731	$397,708

The following table sets forth a summary of changes in the fair value of the Level 3 pension assets for the year ending December 31, 2009:

	North America				Japan				Rest of World
	Corporate Bonds	Hedge /Joint Venture	Real Estate /Other	Total	Corporate Bonds	Hedge /Joint Venture	Real Estate /Other	Total	Corporate Bonds	Hedge / Joint Venture	Real Estate /Other	Total
Balance, beginning of year	$241	$816	$3,151	$4,208	$—	$—	$—	$—	$—	$969	$21,056	$22,025
Gains/(Losses) on assets sold	—	—	—	—	—	—	—	—	—	—	—	—
Gains/(Losses) on assets stillheld at end of year	16	(146)	628	498	—	—	—	—	—	(573)	(4,306)	(4,879)
Purchases, sales, issuance, and settlements	639	(20)	2,074	2,693	—	—	—	—	—	13,158	427	13,585
Transfers in and/or out of Level	(241)	—	—	(241)	—	—	—	—	—	—	—	—

Balance, end of year	$655	$650	$5,853	$7,158	$—	$—	$—	$—	$—	$13,554	$17,177	$30,731

Long-Term Rate of Return Assumptions

The expected long-term rate of return assumptions were chosen from the range of likely results of compound average annual returns over a long-term time horizon. Historical returns and volatilities are modeled to determine the final asset allocations that best meet the objectives of asset/liability studies. These asset allocations, when viewed over a long-term historical view of the capital markets, yield an expected return on assets as follows:

North America	Expected Return
Canada	7.25%
United States	7.50%

Japan
Japan	3.41%

Rest of World
Austria	7.86%
Belgium	6.25%
Germany	5.25%
Ireland	7.00%
Netherlands	6.25%
Switzerland	5.00%
United Kingdom	7.39%